REVENUE	12 Months Ended
Dec. 31, 2020
REVENUE
REVENUE

17.    REVENUE

The Company generates revenue primarily from the sale of precious metals, consisting of metal concentrates and refined gold.

In the following table, revenue is disaggregated by the geographic location of the Company's mines and major products.

	2020			2019
	Brazil	Mexico	Total	Brazil	Mexico	Total
Gold	$223,272	$12,841	$236,113	$153,504	$16,724	$170,228
Silver	487	22,473	22,960	93	23,028	23,121
Lead	—	2,180	2,180	—	3,617	3,617
Zinc	—	3,161	3,161	—	4,861	4,861
Ore processing revenue	—	34	34	—	102	102
Smelting and refining charges	(69)	(4,031)	(4,100)	(200)	(3,524)	(3,724)
Revenue from contracts with customers	$223,690	$36,658	$260,348	$153,397	$44,808	$198,205
Changes in fair value from provisional pricing	—	457	457	—	448	448
Total revenue	$223,690	$37,115	$260,805	$153,397	$45,256	$198,653

The amount of revenue recognized in the year ended December 31, 2020, from performance obligations satisfied (or partially satisfied) in the previous period, due to the current period settlement of metal concentrate revenue recognized in the prior periods was a reduction of revenue of $0.2 million. At December 31, 2020, the Company had $2.5 million in revenue subject to provisional pricing in relation to the sale of concentrates.

For the years ended December 31, 2020 and 2019, the Company had revenue contracts with five customers (2019 - three customers) that accounted for the majority of the total revenues as follows:

Customer	Geographical Market	2020	2019
Customer A	Brazil	$122,303	$—
Customer B	Brazil	64,426	—
Customer C	Brazil	36,961	153,397
Customer D	Mexico (Guanajuato)	21,281	2,549
Customer E	Mexico (Topia)	13,950	—
Customer F	Mexico (Guanajuato)	(9)	18,445
Customer F	Mexico (Topia)	(110)	19,892
Customer G	Mexico (Guanajuato)	—	2,571
Customer G	Mexico (Topia)	1,969	1,697
Customer H	Mexico (Topia)	34	102
		$260,805	$198,653

The trade accounts receivable balance of $2.0 million at December 31, 2020 related to Customers B, D, E and G (December 31, 2019 – $4.6 million, related to Customers F and G).